Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 41,521	$ 40,646	$ 44,594
Loans to financial advisors	2,588	2,571	2,611
Fee- and commission-related receivables	1,822	1,922	1,803
Finance lease receivables	1,376	1,344	1,314
Settlement and clearing accounts	395	542	1,174
Accrued interest income	1,430	1,340	1,276
Other	3,048	924	618
Total other financial assets measured at amortized cost	$ 52,180	$ 49,289	$ 53,389